Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Greenfire Terminated Risk Management	12 Months Ended
Dec. 31, 2023 $ / shares
Jan – Dec 2024 [Member] | WTI-Costless Collar [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Greenfire Terminated Risk Management [Line Items]
Volume (Bbls)
Put Strike Price (US$/Bbl)
Call Strike Price ($US/Bbl)
Jan – Dec 2024 [Member] | WTI Fixed Price Swaps [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Greenfire Terminated Risk Management [Line Items]
Volume (Bbls)	11,500
Swap Price (US$/bbl))	$ 70.94
Jan 2025 [Member] | WTI-Costless Collar [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Greenfire Terminated Risk Management [Line Items]
Volume (Bbls)	640,700
Put Strike Price (US$/Bbl)	$ 57.97
Call Strike Price ($US/Bbl)	$ 84.22
Jan 2025 [Member] | WTI Fixed Price Swaps [Member]
Financial Instruments, Fair Values and Risk Management (Details) - Schedule of Greenfire Terminated Risk Management [Line Items]
Volume (Bbls)
Swap Price (US$/bbl))